LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
LOANS RECEIVABLE, NET

4. LOANS RECEIVABLE, NET

	December 31,	December 31,
	2021	2022
Loans receivable	289,705	587,624
Less: allowance for doubtful accounts	(29,481)	(441,447)
Total	260,224	146,177

The Group entered into several loan agreements with certain third-party post loan service companies. As of December 31, 2022, the Group had RMB146 million loans receivable outstanding, with terms ranging from 6 to 48 months with interest at nil to 14%, per annum.

As of December 31, 2022, the Group has a RMB441.4 million allowances for uncollectable loans receivable, respectively.

Interest-earning loan receivables are on non-accrual status if loans are past due for more than 90 days. As of December 31, 2021 and December 31, 2022, RMB23,000 and RMB25,000 loan receivables were on non-accrual status.

The following table sets forth the aging of loans as of December 31,2021 and December 31,2022:

	1 - 89 days	90 days or	Total past
	past due	more past due	due	Current	Total loans
December 31, 2021	—	23,000	23,000	266,705	289,705
December 31, 2022	1,700	348,264	349,964	237,660	587,624